Aristotle Short Duration Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 53.6%	Par	Value
Communications - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	3,000,000	$3,058,269
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	3,645,400	3,671,727
		6,729,996

Consumer Discretionary - 6.6%
Air Canada, Series 2017-1, 3.30%, 01/15/2030 (a)	1,617,960	1,519,060
American Airlines Group, Inc.
3.60%, 09/22/2027	5,383,373	5,239,974
Series 2016-3, 3.00%, 10/15/2028	5,631,114	5,294,401
Series 2016-3, 3.25%, 10/15/2028	4,364,612	4,078,064
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	2,604,095	2,493,081
Cintas Corp. No 2, 4.20%, 05/01/2028	2,300,000	2,306,139
Darden Restaurants, Inc., 4.35%, 10/15/2027	1,500,000	1,503,382
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	1,245,812	1,219,962
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	999,889	997,605
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	7,270,000	7,222,275
2.70%, 08/10/2026	1,775,000	1,728,627
General Motors Financial Co., Inc., 5.55%, 07/15/2029	6,000,000	6,131,335
Hyatt Hotels Corp., 5.05%, 03/30/2028	1,250,000	1,263,901
Hyundai Capital America
4.85%, 03/25/2027 (a)	1,350,000	1,356,365
4.88%, 11/01/2027 (a)	5,600,000	5,627,014
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,219,862
Marriott International, Inc./MD, 5.55%, 10/15/2028	4,000,000	4,150,917
Starbucks Corp., 4.50%, 05/15/2028	5,700,000	5,729,786
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	1,196,916	1,177,492
United Airlines, Inc.
Series 2016-1B, 3.65%, 01/07/2026	300,347	296,473
Series AA, 3.10%, 07/07/2028	2,467,176	2,355,512
		64,911,227

Consumer Staples - 2.8%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	3,043,754
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	2,100,000	2,164,883
Japan Tobacco, Inc., 4.85%, 05/15/2028 (a)	2,900,000	2,944,273
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027	3,700,000	3,601,573
5.13%, 02/01/2028	3,985,000	4,075,499
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	4,450,000	4,458,500
Mars, Inc.
4.45%, 03/01/2027 (a)	1,250,000	1,254,870
4.60%, 03/01/2028 (a)	4,200,000	4,235,015
Mondelez International, Inc., 4.25%, 05/06/2028	1,950,000	1,953,481
		27,731,848

Energy - 2.0%
Enbridge, Inc., 4.60%, 06/20/2028	1,650,000	1,662,795
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,602,314
6.10%, 12/01/2028	1,500,000	1,576,290
5.25%, 07/01/2029	3,500,000	3,586,736
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	3,974,711
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,734,454
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	2,200,000	2,075,710
		20,213,010

Financials - 23.0%
Air Lease Corp., 5.85%, 12/15/2027	3,000,000	3,104,161
American Express Co., 4.73% (SOFR + 1.26%), 04/25/2029	3,000,000	3,034,702
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	1,900,000	1,932,288
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	5,250,000	5,317,521
Aviation Capital Group LLC, 4.75%, 04/14/2027 (a)	3,100,000	3,104,335
Avolon Holdings Funding Ltd., 2.13%, 02/21/2026 (a)	1,601,000	1,571,680
Banco Santander SA, 5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,464,300
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,650,368
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,250,000	1,239,487
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	6,850,000	6,949,425
4.62% (SOFR + 1.11%), 05/09/2029	4,750,000	4,780,784
Bank of Montreal, 5.23% (SOFR + 0.86%), 01/27/2029	2,250,000	2,238,408
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029	2,500,000	2,535,692
Barclays PLC, 5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	1,200,000	1,215,132
Block, Inc., 2.75%, 06/01/2026	750,000	734,781
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (a)	1,300,000	1,277,517
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (a)	5,000,000	5,026,502
Brown & Brown, Inc., 4.70%, 06/23/2028	4,500,000	4,539,320
CaixaBank SA, 4.63% to 07/03/2028 then SOFR + 1.14%, 07/03/2029 (a)	400,000	401,085
Citigroup, Inc., 4.64% to 05/07/2027 then SOFR + 1.14%, 05/07/2028	3,850,000	3,860,715
Commonwealth Bank of Australia, 4.97% (SOFR + 0.52%), 06/15/2026 (a)	525,000	526,301
Cooperatieve Rabobank UA
5.06% (SOFR + 0.70%), 07/18/2025	658,000	658,143
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (a)	2,000,000	2,012,040
Credit Agricole SA, 5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (a)	3,250,000	3,304,096
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	4,400,000	4,477,420
Extra Space Storage LP, 5.70%, 04/01/2028	2,200,000	2,272,964
Goldman Sachs Group, Inc.
5.45% (SOFR + 1.07%), 08/10/2026	360,000	360,353
4.94% (SOFR + 1.32%), 04/23/2028	4,200,000	4,234,364
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,968,488
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,559,355
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,454,676
HSBC Holdings PLC
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028	4,000,000	4,051,694
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,656,409
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026	1,300,000	1,282,553
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,219,999
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,816,176
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	5,495,000	5,609,926
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	2,000,000	1,998,856
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,561,302
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,483,499
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,294,724
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	760,067
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029	800,000	807,358
LPL Holdings, Inc., 5.70%, 05/20/2027	6,850,000	6,982,353
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	2,500,000	2,499,636
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026	1,250,000	1,255,451
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,507,876
4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,146,820
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	3,125,000	3,246,573
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,341,501
4.97% to 07/14/2027 then SOFR + 0.93%, 07/14/2028	2,100,000	2,125,572
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,523,651
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027 (a)	3,150,000	3,186,681
4.40%, 07/01/2027 (a)	2,300,000	2,297,393
5.25%, 02/01/2030 (a)	3,000,000	3,071,616
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	3,000,000	3,001,916
Royal Bank of Canada
4.51% to 10/18/2026 then SOFR + 0.72%, 10/18/2027	500,000	501,115
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,650,000	4,718,646
State Street Corp., 4.54% (SOFR + 0.95%), 04/24/2028	600,000	604,038
UBS Group AG
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (a)	2,000,000	2,012,371
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	2,400,000	2,465,380
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	4,300,000	4,466,006
US Bank NA, 4.73% to 05/15/2027 then SOFR + 0.91%, 05/15/2028	4,000,000	4,021,430
VICI Properties LP, 4.75%, 04/01/2028	6,850,000	6,907,608
Wells Fargo & Co.
4.90% to 01/24/2027 then SOFR + 0.78%, 01/24/2028	2,000,000	2,015,133
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,343,731
4.97% (SOFR + 1.37%), 04/23/2029	6,100,000	6,186,162
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,975,910
		226,753,535

Health Care - 1.3%
Amgen, Inc., 5.15%, 03/02/2028	2,600,000	2,657,380
HCA, Inc., 5.00%, 03/01/2028	3,000,000	3,045,461
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,859,598
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,950,350
		12,512,789

Industrials - 4.7%
BAE Systems PLC
5.00%, 03/26/2027 (a)	2,800,000	2,833,458
5.13%, 03/26/2029 (a)	2,000,000	2,050,698
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,183,611
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	4,600,000	4,673,294
IDEX Corp., 4.95%, 09/01/2029	2,050,000	2,084,319
Lennox International, Inc., 5.50%, 09/15/2028	5,900,000	6,086,164
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	4,200,000	4,227,134
Nordson Corp., 4.50%, 12/15/2029	6,375,000	6,381,710
Quanta Services, Inc., 4.75%, 08/09/2027	3,240,000	3,268,452
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,450,009
6.05%, 04/15/2028	1,153,000	1,188,483
Veralto Corp., 5.50%, 09/18/2026	2,000,000	2,024,364
Weir Group PLC, 2.20%, 05/13/2026 (a)	4,015,000	3,916,370
		46,368,066

Materials - 1.3%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028 (a)	3,200,000	3,223,807
Amrize Finance US LLC, 4.70%, 04/07/2028 (a)	1,200,000	1,211,225
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	2,100,000	2,111,074
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	700,000	705,700
Sonoco Products Co., 4.45%, 09/01/2026	6,075,000	6,070,444
		13,322,250

Technology - 5.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	9,648,000	9,361,847
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,293,741
4.80%, 04/15/2028	1,800,000	1,826,453
5.05%, 07/12/2029	4,800,000	4,917,124
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	5,600,000	5,643,680
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,907,202
Flex Ltd.
3.75%, 02/01/2026	305,000	303,045
6.00%, 01/15/2028	2,000,000	2,063,999
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	3,500,000	3,483,305
Infor LLC, 1.75%, 07/15/2025 (a)	2,800,000	2,796,159
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,775,000	2,690,046
Microchip Technology, Inc., 4.90%, 03/15/2028	6,000,000	6,067,311
Synopsys, Inc., 4.65%, 04/01/2028	2,000,000	2,020,763
		49,374,675

Utilities - 6.2%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,921,189
Dominion Energy, Inc., 4.60%, 05/15/2028	4,100,000	4,128,162
DTE Energy Co.
4.95%, 07/01/2027	3,000,000	3,035,898
5.10%, 03/01/2029	8,850,000	9,027,577
Edison International, 5.45%, 06/15/2029	2,601,000	2,573,680
Essential Utilities, Inc., 4.80%, 08/15/2027	3,100,000	3,133,746
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,772,685
FirstEnergy Corp., 3.90%, 07/15/2027 (b)	2,600,000	2,571,671
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,773,004
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,710,023
Pinnacle West Capital Corp., 4.90%, 05/15/2028	4,200,000	4,260,052
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,470,394
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,337,289	1,345,097
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	5,950,000	5,982,808
Xcel Energy, Inc., 4.75%, 03/21/2028	1,800,000	1,817,993
		61,523,979
TOTAL CORPORATE BONDS (Cost $521,734,613)		529,441,375

U.S. TREASURY SECURITIES - 14.6%	Par	Value
United States Treasury Note/Bond
2.50%, 03/31/2027	2,000,000	1,957,617
0.50%, 04/30/2027	15,000,000	14,146,289
4.50%, 05/15/2027	5,000,000	5,066,602
2.63%, 05/31/2027	11,000,000	10,774,844
4.13%, 10/31/2027	19,000,000	19,175,898
4.25%, 02/15/2028	8,000,000	8,109,375
4.00%, 02/29/2028	10,000,000	10,077,344
3.88%, 03/15/2028	15,000,000	15,074,414
1.25%, 03/31/2028	12,000,000	11,238,281
3.75%, 04/15/2028	20,000,000	20,028,125
3.63%, 05/31/2028	13,000,000	12,974,609
4.63%, 09/30/2028	8,000,000	8,223,438
4.38%, 11/30/2028	7,000,000	7,147,383
TOTAL U.S. TREASURY SECURITIES (Cost $143,450,556)		143,994,219

ASSET-BACKED SECURITIES - 12.7%	Par	Value
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class B, 1.17%, 08/18/2027	753,735	752,350
Series 2022-2, Class A3, 4.38%, 04/18/2028	50,038	50,009
Series 2023-2, Class A2, 6.19%, 04/19/2027	310,909	311,277
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class A2, 4.70%, 09/22/2031 (a)	700,000	703,539
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	1,300,000	1,300,137
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	1,450,000	1,423,325
DailyPay LLC, Series 2025-1A, Class A, 5.63%, 06/25/2028 (a)	900,000	907,215
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 05/17/2027 (a)	947,718	932,850
Flagship Credit Auto Trust, Series 2022-1, Class C, 3.06%, 03/15/2028 (a)	3,300,000	3,265,339
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/2035 (a)	2,000,000	2,029,194
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(b)	3,300,000	3,361,319
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,055,999
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	2,250,000	2,353,930
GreenSky LLC, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (a)	725,461	725,515
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	75,575	73,603
Series 2022-2A, Class A, 4.30%, 01/25/2037 (a)	582,409	577,645
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	1,366,546	1,384,696
Series 2024-1B, Class A, 5.75%, 09/15/2039 (a)	833,230	846,205
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	2,006,866	2,048,917
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	2,302,467	2,325,573
Lendbuzz Securitization Trust
Series 2024-2A, Class A2, 5.99%, 05/15/2029 (a)	3,125,550	3,151,959
Series 2025-1A, Class A2, 5.10%, 10/15/2030 (a)	1,550,000	1,554,028
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	124,678	119,108
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	405,636	385,073
Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	326,935	322,692
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	3,648,850	3,715,425
Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	3,303,090	3,300,791
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	109,127	108,519
Series 2018-DA, Class A2A, 4.00%, 12/15/2059 (a)	209,970	207,541
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	545,792	528,050
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	414,325	405,595
Series 2020-1A, Class A1B, 5.47% (30 day avg SOFR US + 1.16%), 06/25/2069 (a)	1,229,346	1,214,548
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,902,009	1,668,809
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	385,179	369,964
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	4,018,436	3,819,055
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	924,741	864,710
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	8,413,310	7,855,688
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	387,034	360,349
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	372,202	346,549
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	4,073,325	3,813,803
Series 2021-1A, Class A1B, 5.02% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	880,487	863,970
Series 2021-2A, Class A1B, 4.97% (30 day avg SOFR US + 0.66%), 02/25/2070 (a)	1,807,713	1,793,685
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	445,344	405,756
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	4,879,939	4,374,930
Series 2021-FA, Class A, 1.11%, 02/18/2070 (a)	1,306,919	1,146,192
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	1,747,924	1,597,119
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	5,333,720	5,178,922
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	1,861,368	1,889,400
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	1,200,000	1,209,621
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	1,364,749	1,271,160
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	700,000	702,158
Pagaya AI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	899,897	901,886
Series 2025-1, Class A2, 5.16%, 07/15/2032 (a)	1,399,880	1,404,380
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	753,138	753,641
Santander Consumer USA Holdings, Inc.
Series 2022-3, Class B, 4.13%, 08/16/2027	91,657	91,630
Series 2024-1, Class A3, 5.25%, 04/17/2028	1,249,139	1,251,112
Series 2024-4, Class A2, 5.41%, 07/15/2027	326,519	326,805
Series 2024-5, Class A2, 4.88%, 09/15/2027	1,676,490	1,676,503
Series 2024-5, Class A3, 4.62%, 11/15/2028	2,000,000	2,001,639
Series 2024-5, Class C, 4.78%, 01/15/2031	725,000	727,273
Series 2025-1, Class A3, 4.74%, 01/16/2029	2,700,000	2,702,652
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,022,392
Series 2025-2, Class A2, 4.71%, 06/15/2028	3,000,000	2,995,980
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029 (a)	1,000,000	1,009,996
SMB Private Education Loan Trust
Series 2017-A, Class A2A, 2.88%, 09/15/2034 (a)	84,737	84,405
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	150,013	147,796
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	448,088	442,386
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	492,388	483,958
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	1,173,840	1,155,501
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	1,006,348	944,744
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,497,800	1,350,808
Series 2021-D, Class A1A, 1.34%, 03/17/2053 (a)	1,411,566	1,319,941
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	1,401,227	1,310,689
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	5,461,531	5,316,236
SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 06/25/2034 (a)	950,000	953,655
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (a)	2,750,000	2,799,736
Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	2,350,000	2,400,534
Veros Automobile Receivables Trust, Series 2022-1, Class D, 7.23%, 07/16/2029 (a)	2,790,000	2,797,081
TOTAL ASSET-BACKED SECURITIES (Cost $126,076,435)		125,347,165

COLLATERALIZED LOAN OBLIGATIONS - 9.6%	Par	Value
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035 (a)	3,750,000	3,752,682
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.34% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	3,101,409	3,105,119
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 5.59% (3 mo. Term SOFR + 1.31%), 07/27/2031 (a)	85,642	85,677
CarVal CLO, Series 2018-1A, Class AR, 5.49% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	9,280,980	9,294,902
CIFC Funding Ltd., Series 2015-1A, Class ARR, 5.64% (3 mo. Term SOFR + 1.37%), 01/22/2031 (a)	782,481	783,405
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 5.41% (3 mo. Term SOFR + 1.08%), 11/15/2028 (a)	15,128	15,129
Series 2017-53A, Class AR, 0.00% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	4,420,000	4,423,315
Series 2018-55A, Class A1, 5.54% (3 mo. Term SOFR + 1.28%), 04/15/2031 (a)	991,184	993,534
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 1.15% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	2,000,000	2,001,500
Fort Greene Park CLO, Series 2025-2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034 (a)	2,100,000	2,098,780
GoldenTree Loan Management US CLO, Series 2017-1A, Class A1R3, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2034 (a)	6,100,000	6,102,469
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.41% (3 mo. Term SOFR + 1.15%), 10/15/2031 (a)	3,499,877	3,503,847
Series 2019-22A, Class ARR, 5.51% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	2,100,000	2,101,091
Series 2019-24A, Class BR, 6.01% (3 mo. Term SOFR + 1.75%), 04/15/2035 (a)	250,000	250,845
Series 2020-25A, Class A, 5.74% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	3,464,832	3,470,911
Series 2020-25A, Class B, 6.09% (3 mo. Term SOFR + 1.81%), 01/25/2032 (a)	1,300,000	1,303,611
Series 2020-26A, Class AR2, 5.42% (3 mo. Term SOFR + 1.15%), 01/25/2038 (a)	5,500,000	5,500,052
Series 2020-27A, Class BR, 6.08% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	2,000,000	2,004,983
Neuberger Berman CLO Ltd.
Series 2019-32A, Class AR, 5.52% (3 mo. Term SOFR + 1.25%), 01/20/2032 (a)	1,738,549	1,741,482
Series 2021-42A, Class AR, 5.21% (3 mo. Term SOFR + 0.95%), 07/16/2035 (a)	6,250,000	6,235,937
Series 2021-43A, Class BR, 5.73% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	5,250,000	5,221,676
Series 2022-49A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 07/25/2035 (a)	4,250,000	4,251,759
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.37% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	5,000,000	4,995,865
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class A1, 5.32% (3 mo. Term SOFR + 1.06%), 10/15/2029 (a)	438,581	438,795
Series 2021-4A, Class A2, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	1,856,000	1,862,758
Series 2024-1A, Class A1, 5.31% (3 mo. Term SOFR + 1.05%), 10/15/2032 (a)	4,272,970	4,276,177
Series 2024-2A, Class A1N, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	6,907,747	6,908,397
Series 2025-2A, Class A1, 0.00% (3 mo. Term SOFR + 0.94%), 07/15/2033 (a)	5,000,000	5,003,750
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 5.41% (3 mo. Term SOFR + 1.14%), 01/20/2032 (a)	1,180,284	1,181,824
Series 2018-1A, Class A2R, 6.02% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,004,997
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $94,894,598)		94,915,269

BANK LOANS - 7.0%	Par	Value
Consumer Discretionary - 1.1%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028	4,355,617	4,381,293
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	1,488,750	1,497,347
Carnival Corp., Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 10/18/2028	410,510	411,344
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	1,636,433	1,640,524
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 08/02/2028	1,397,273	1,398,475
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 12/04/2031	2,001,432	2,002,683
		11,331,666

Financials - 1.7%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/24/2030	3,120,856	3,126,630
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028	3,368,750	3,338,751
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	3,249,200	3,164,818
Delos Aircraft DAC, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 10/29/2027	1,650,000	1,658,077
HUB International Ltd., Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.50%), 06/20/2030	5,038,034	5,058,790
		16,347,066

Health Care - 0.7%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	2,891,274	2,892,011
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028	4,486,156	4,496,362
		7,388,373

Industrials - 1.5%
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	3,920,598	3,917,658
SPX FLOW, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 04/05/2029	800,424	804,170
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	9,818,325	9,846,847
		14,568,675

Materials - 0.8%
Proampac PG Borrower LLC, Senior Secured First Lien
8.26% (3 mo. SOFR US + 4.00%), 09/15/2028	2,798,727	2,813,071
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	1,802,721	1,811,960
Quikrete Holdings, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 04/14/2031	2,954,897	2,953,050
		7,578,081

Technology - 1.2%
Ellucian Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 10/08/2029	954,256	957,686
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028	1,954,315	1,907,216
Tempo Acquisition LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 08/31/2028	2,178,121	2,171,663
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031	6,900,147	6,933,993
		11,970,558
TOTAL BANK LOANS (Cost $68,742,730)		69,184,419

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%	Par	Value
Angel Oak Mortgage Trust LLC, Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	2,600,000	2,612,625
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(b)	1,582,324	1,588,237
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(b)	2,966,493	2,972,990
JP Morgan Mortgage Trust
Series 2025-5MPR, Class A1B, 5.59%, 11/25/2055 (a)(b)	898,818	903,481
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(c)	2,014,717	2,023,467
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040 (a)(b)	1,000,000	1,003,794
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063 (a)(b)	1,498,886	1,510,387
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(c)	1,286,556	1,292,048
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(b)	3,280,761	3,297,710
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(b)	1,300,000	1,303,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,430,622)		18,507,992

TOTAL INVESTMENTS - 99.4% (Cost $973,329,554)		981,390,439
Money Market Deposit Account - 1.0% (d)		9,515,687
Liabilities in Excess of Other Assets - (0.4)%		(3,991,821)
TOTAL NET ASSETS - 100.0%		$986,914,305
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $333,929,097 or 33.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.